File Number: 333-120144

                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                 August 2, 2012

                        PIONEER FUNDAMENTAL VALUE FUND
                     (FORMERLY, PIONEER CULLEN VALUE FUND)

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 1, 2011

Effective June 30, 2012, the fund was renamed Pioneer Fundamental Value Fund. On August 1, 2012, Pioneer Investment Management, Inc. ("Pioneer") assumed direct responsibility for the day-to-day management of the fund's portfolio.

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The table below indicates, for the portfolio managers of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2012. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts, but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                            NUMBER OF        ASSETS
                                                                             ACCOUNTS       MANAGED
                                                                           MANAGED FOR     FOR WHICH
                                                                          WHICH ADVISORY    ADVISORY
                                                 NUMBER OF                    FEE IS         FEE IS
                                                 ACCOUNTS   TOTAL ASSETS   PERFORMANCE-   PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT      MANAGED     MANAGED         BASED          BASED
-------------------------  --------------------- --------- -------------- -------------- --------------
 Edward T. Shadek, Jr..... Other Registered
                           Investment Companies        2   $1,551,569,000         1      $1,354,499,000

                           Other Pooled
                           Investment Vehicles         0   $            0       N/A                 N/A

                           Other Accounts              0   $            0       N/A                 N/A
                                                   -----   --------------     -----      --------------

 John Peckham............. Other Registered
                           Investment Companies        4   $1,665,865,000         1      $1,354,499,000

                           Other Pooled
                           Investment Vehicles         2   $2,379,134,000         2      $2,379,134,000

 Other Accounts...........                             0   $            0       N/A                 N/A
                                                   -----   --------------     -----      --------------

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of June 30, 2012 the value, within the indicated range, of shares beneficially owned by the portfolio managers of the fund.

       NAME OF PORTFOLIO MANAGER  BENEFICIAL OWNERSHIP OF THE FUND*
       -------------------------  -------------------------------------
        Edward T. Shadek, Jr..... A
        John Peckham............. A

*Key to Dollar Ranges

A. None

B. $1--$10,000

C. $10,001--$50,000

D. $50,001--$100,000

E. $100,001--$500,000

F. $500,001--$1,000,000

G. Over $1,000,000

                                                                  25886-00-0812
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC